UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MAN   AGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4992
Colonial Municipal Income Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial Municipal Income Trust

		Par ($)	Value ($)*

Municipal Bonds – 151.3%

EDUCATION – 10.9%

Education – 10.1%

CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA

	(a) 10/01/14	1,250,000	839,400

CA Public Works Board	UCLA,
	Series 2002 A,
	Insured: FSA

	5.375% 10/01/15	1,000,000	1,100,560

MA Development Finance Agency
	Western New England College,
	Series 2002,

	6.125% 12/01/32	200,000	210,564

MI Southfield Economic Development Corp.
	Lawrence University,
	Series 1998 A,

	5.400% 02/01/18	750,000	766,927

NC Capital Facilities Finance Authority
	Meredith College,
	Series 2001,
	Insured: AMBAC

	5.125% 06/01/15	1,000,000	1,080,200

PA State Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,

	5.125% 06/01/25	570,000	561,131

VT Educational & Health Buildings Finance Agency
	Norwich University,
	Series 1998,

	5.500% 07/01/21	1,000,000	1,040,840

WA Higher Education Facilities Authority
	University of Puget Sound,
	Series 1998,
	Insured: MBIA

	5.375% 10/01/30	5,000,000	5,309,650

WV Higher Education Policy Commission
	Series 2004 B,
	Insured: FGIC

	5.000% 04/01/34	4,745,000	4,927,398

WV University
	Series 2000 A,
	Insured: AMBAC

	(a) 04/01/25	750,000	275,888

	Education Total		16,112,558
Prep School – 0.8%
CA Statewide Community Development Authority

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*

Municipal Bonds – (continued)

EDUCATION – (continued)

Prep School – (continued)

	Crossroads School for Arts & Sciences,
	Series 1998,

	6.000% 08/01/28(b)	1,080,000	1,124,474

MA Industrial Finance Agency
	St. John’s High School,
	Series 1998,

	5.350% 06/01/28	200,000	203,834

	Prep School Total		1,328,308

	EDUCATION TOTAL		17,440,866

HEALTH CARE – 40.2%

Continuing Care Retirement – 12.1%

CA La Verne
	Brethren Hillcrest Home,
	Series 2003 B,

	6.625% 02/15/25	525,000	573,095

CA Statewide Community Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,

	8.250% 11/15/31(b)	745,000	822,160

CT Development Authority
	The Elim Park Baptist, Inc. Project,
	Series 2003,

	5.850% 12/01/33	430,000	446,297

FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,

	8.000% 06/01/32	500,000	530,880

FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,

	5.500% 11/15/29	400,000	401,100

GA Fulton County Residential Care Facilities
	Canterbury Court Project,
	Series 2004 A,

	6.125% 02/15/26	500,000	510,125

GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,

	7.400% 01/01/34	350,000	369,110

HI State Department of Budget and Finance
	Kahala Nui Project,
	Series 2003 A,

	8.000% 11/15/33	750,000	829,942

IL Health Facilities Authority
	Lutheran Senior Ministries,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Continuing Care Retirement – (continued)
	Series 2001,

	7.375% 08/15/31	650,000	690,014
	Washington and Jane Smith Community,
	Series 2003 A,

	7.000% 11/15/32	525,000	538,109

KS Manhattan
	Meadowlark Hills Retirement Home,
	Series 1999 A,

	6.375% 05/15/20	250,000	258,588

MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,

	5.875% 07/01/20	235,000	237,980
MA Development Finance Agency
	Loomis Communities,
	Series 1999 A,

	5.625% 07/01/15	250,000	250,208
	Series 2002 A,

	6.900% 03/01/32	125,000	134,103
MD Westminster Economic Development
	Carroll Lutheran Village,
	Series 2004 A,

	6.250% 05/01/34	500,000	517,755

MO Cole County Industrial Development Authority
	Heisinger Projects,
	Series 2004,

	5.500% 02/01/35	750,000	778,612
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998,

	5.750% 07/01/28	1,100,000	1,076,383
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2000 A,

	8.250% 11/15/30	500,000	549,280
	Winchester Gardens,
	Series 2004 A,

	5.750% 11/01/24	500,000	520,735
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,

	6.375% 12/01/24	1,000,000	1,023,500
	Friendship Village of South Hills,
	Series 2003 A,

	5.750% 08/15/20	1,000,000	1,007,140
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Continuing Care Retirement – (continued)

	5.375% 04/01/17	400,000	426,292

PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,

	7.625% 05/01/31	325,000	347,302

PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Project,
	Series 2005,

	6.250% 02/01/35	600,000	606,414

TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village Project,
	Series 2004 A,

	6.250% 02/15/32	250,000	252,145

TN Metropolitan Government Nashville & Davidson Counties
	Blakeford at Green Hills,
	Series 1998,

	5.650% 07/01/24	575,000	555,778

TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,

	7.250% 12/01/34	300,000	313,629

TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Obligated Group,
	Series 1998 A,

	5.900% 11/15/25	750,000	731,407
	Series 2003 A,

	7.000% 11/15/33	200,000	210,412
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,

	7.000% 02/15/26	500,000	525,965
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,

	5.750% 11/15/27	875,000	829,176
	Clement Manor,
	Series 1998,

	5.750% 08/15/24	1,000,000	995,140
	Eastcastle Place, Inc., Project,
	Series 2004,

	6.125% 12/01/34	300,000	299,010
	Three Pillars Senior Living Communities,
	Series 2003,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Continuing Care Retirement – (continued)

	5.750% 08/15/26	500,000	510,865
	United Lutheran Program for the Aging, Inc.,
	Series 1998,

	5.700% 03/01/28	750,000	716,647
	Continuing Care Retirement Total		19,385,298

Health Services – 2.7%

CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998,

	5.375% 01/01/23	340,000	338,429

	5.375% 01/01/16	1,500,000	1,523,490

MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,

	5.650% 02/01/19	620,000	607,693

MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,

	9.000% 12/15/15	750,000	859,785

MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Healthpartners Project,
	Series 2003,

	5.625% 12/01/22	200,000	210,646

WI Health & Educational Facilities Authority
	Blood Center Southeastern Project,
	Series 2004,

	5.750% 06/01/34	750,000	786,570

	Health Services Total		4,326,613

Hospitals – 16.8%

AR Conway Health Facilities Board
	Conway Regional Medical Center,
	Series 1999 A,

	6.400% 08/01/29	350,000	372,488
	Series 1999 B,

	6.400% 08/01/29	850,000	903,915

CA Health Facilities Financing Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,

	6.125% 12/01/30	650,000	703,774

CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,

	5.625% 07/01/29	750,000	788,302

CA Turlock Health Facility
	Certificates of Participation,
	Emanuel Medical Center, Inc.,
	Series 2004,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

	5.375% 10/15/34	1,000,000	1,024,560

CO Health Facilities Authority
	Parkview Medical Center,
	Series 2004,

	5.000% 09/01/25	550,000	554,015
	Vail Valley Medical Center Project,
	Series 2004,

	5.000% 01/15/20	500,000	510,930

FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2002,

	5.750% 12/01/32	150,000	159,737

FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003,

	6.375% 10/01/34	250,000	259,363

FL West Orange Healthcare District
	Series 2001 A,

	5.650% 02/01/22	400,000	420,392

GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc. Project,
	Series 2004,

	5.000% 12/01/26	350,000	351,243

IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,

	5.375% 08/15/28	500,000	502,525

IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999,

	5.500% 08/15/20	550,000	569,388

	5.375% 08/15/15	500,000	522,080

IN Health Facility Financing Authority
	Community Foundation,
	Northwest Indiana, Inc.,
	Series 2004 A,

	6.000% 03/01/34	425,000	436,683

LA Public Facilities Authority
	Touro Infirmary,
	Series 1999,

	5.625% 08/15/29	525,000	535,332

	5.500% 08/15/19	250,000	259,168

MA Health & Educational Facilities Authority
	Jordan Hospital,
	Series 2003 E,

	6.750% 10/01/33	250,000	265,875
	Milford - Whitinsville Regional Hospital,
	Series 1998 C,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

	5.250% 07/15/18	500,000	501,480
	Series 2002 D,

	6.350% 07/15/32	250,000	262,778

MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A,

	5.750% 01/01/25	400,000	420,904

	5.000% 01/01/16	365,000	375,486

MI Dickinson County Healthcare System
	Series 1999,

	5.700% 11/01/18	770,000	773,234

MI Flint Hospital Building Authority
	Hurley Medical Center,
	Series 1998 A,

	5.375% 07/01/20	460,000	454,526

MN St. Paul Housing & Redevelopment Authority
	HealthEast Project,
	Series 2001 A,

	5.700% 11/01/15	2,000,000	1,998,880

NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,

	6.125% 07/01/32	200,000	208,240
	Littleton Hospital Association, Inc.,
	Series 1998 A,

	6.000% 05/01/28	625,000	600,687

	5.900% 05/01/18	500,000	490,185
	Series 1998 B,

	5.900% 05/01/28	675,000	640,575

NJ Health Care Facilities Financing Authority
	Capital Health Systems Obligated Group, Inc.,
	Series 2003 A,

	5.750% 07/01/23	500,000	535,315

NV Henderson Healthcare Facility Revenue
	Catholic Healthcare West,
	Series 1998,

	5.375% 07/01/26	500,000	507,955

NY Dormitory Authority
	North Shore - Long Island Jewish Medical Center,
	Series 2003,

	5.500% 05/01/33	200,000	211,160

OH Belmont County
	East Ohio Regional Hospital,
	Series 1998,

	5.700% 01/01/13	700,000	658,098

OH Highland County Joint Township Hospital District
	Series 1999,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

	6.750% 12/01/29	705,000	695,616

OH Lakewood
	Lakewood Hospital Association,
	Series 2003,

	5.500% 02/15/14	400,000	429,980

OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 1996 A,

	6.250% 05/15/16	665,000	693,615

OH Sandusky County
	County Memorial Hospital,
	Series 1998,

	5.150% 01/01/08	270,000	276,569

PA Allegheny County Hospital Development
	Ohio Valley General Hospital,
	Series 1998 A,

	5.450% 01/01/28	1,050,000	1,021,576

SC Jobs Economic Development Authority
	Bon Secours Health Systems, Inc.,
	Series 2002 A,

	5.500% 11/15/23	1,250,000	1,297,675

SC Lexington County Health Services District, Inc.
	Hospital Improvement,
	Series 2003,

	5.500% 11/01/23	750,000	790,762

SD Health & Educational Facilities Authority
	Sioux Valley Hospitals & Health Systems,
	Series 2004 A,

	5.250% 11/01/34	525,000	538,661

TX Richardson Hospital Authority
	Richardson Medical Center,
	Series 1998,

	5.625% 12/01/28	200,000	206,448

TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,

	6.000% 07/01/31	750,000	788,272

VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,

	5.200% 10/01/30	350,000	363,062

VT Educational & Health Buildings Finance Agency
	Brattleboro Memorial Hospital,
	Series 1998,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)

	5.375% 03/01/28	500,000	490,745

WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,

	6.400% 04/15/33	350,000	385,378
	Fort Health Care, Inc. Project,
	Series 2004,

	6.100% 05/01/34	750,000	792,300
	Wheaton Franciscan Services,
	Series 2002,

	5.750% 08/15/30	450,000	475,691
	Hospitals Total		27,025,623

Intermediate Care Facilities – 1.1%

IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,

	7.125% 06/01/34	1,050,000	902,170

PA Economic Development Financing Authority
	Northwestern Human Services, Inc.,
	Series 1998 A,

	5.250% 06/01/14	1,000,000	922,680

	Intermediate Care Facilities Total		1,824,850

Nursing Homes – 7.5%

AK Juneau
	St. Ann’s Care Center,
	Series 1999,

	6.875% 12/01/25	1,000,000	1,013,770

CO Health Facilities Authority
	American Housing Foundation I, Inc. Project,
	Series 2003 A,

	8.500% 12/01/31	540,000	539,665
	Volunteers of America,
	Series 1998 A,

	5.450% 07/01/08	250,000	247,513

	5.750% 07/01/20	700,000	670,642
	Series 1999 A,

	6.000% 07/01/29	350,000	335,269

IA Finance Authority
	Care Initiatives Project,
	Series 1996,

	9.250% 07/01/25	965,000	1,172,031
	Series 1998 B,

	5.750% 07/01/18	550,000	546,046

	5.750% 07/01/28	1,475,000	1,359,168

IN Gary Industrial Economic Development
	West Side Health Care Center,
	Series 1987 A,

	11.500% 10/01/17(c)	2,230,000	1,115,000

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Nursing Homes – (continued)

IN Michigan City Health Facilities
	Metro Health Foundation, Inc. Project,
	Series 1993,

	11.000% 11/01/22(d)	3,570,476	117,826

KY Kentucky Economic Development Finance Authority
	Series 2003,

	6.500% 01/01/29	395,000	387,550

MA Development Finance Agency
	Alliance Health Care Facilities,
	Series 1999,

	7.100% 07/01/32	1,135,000	1,136,010
	American Health Woodlawn Manor, Inc.,
	Series 2000 A,

	7.750% 12/01/27	364,000	198,238
	Series 2000 B,

	10.250% 06/01/27(c)(e)	113,186	16,978

MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,

	8.300% 07/01/23	875,000	879,191

MI Cheboygan County Economic Development Corp.
	Metro Health Foundation Project,
	Series 1993,

	11.000% 11/01/22(d)	1,936,101	63,891

MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,

	7.500% 04/01/19	250,000	263,795

MN Sartell
	Foundation for Healthcare,
	Series 1999 A,

	6.625% 09/01/29	1,025,000	1,052,593

TX Kirbyville Health Facilities Development Corp.
	Heartway III Project,
	Series 1997 A,

	10.000% 03/20/18(c)	539,215	161,764

WA Kitsap County Housing Authority
	Martha & Mary Nursing Home,
	Series 1996,
	Insured: GNMA

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HEALTH CARE – (continued)

Nursing Homes – (continued)
	7.100% 02/20/36	643,000	746,202

	Nursing Homes Total		12,023,142

	HEALTH CARE TOTAL		64,585,526
HOUSING – 9.9%

Assisted Living/Senior – 4.6%

DE Kent County
	Heritage at Dover,
	Series 1999, AMT,

	7.625% 01/01/30	1,195,000	1,085,502

GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,

	7.000% 11/15/19	490,000	431,764

IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,

	8.250% 06/01/25	1,410,000	1,396,873

MN Roseville
	Care Institute, Inc.,
	Series 1993,

	7.750% 11/01/23(c)	1,630,000	1,059,500

NC Medical Care Commission
	DePaul Community Facilities Project,
	Series 1999,

	7.625% 11/01/29	975,000	1,014,946

NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999,

	5.875% 05/01/19	420,000	407,707

	6.000% 05/01/29	650,000	626,619

TX Bell County Health Facilities Development Corp.
	Care Institute, Inc.,
	Series 1994,

	9.000% 11/01/24	1,390,000	1,300,553

	Assisted Living/Senior Total		7,323,464
Multi-Family – 5.3%

DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA

	5.100% 06/01/37	655,000	645,358

DE Wilmington
	Electra Arms Senior Association Project
	Series 1998, AMT,

	6.250% 06/01/28	930,000	750,994
FL Broward County Housing Finance Authority

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HOUSING – (continued)

Multi-Family – (continued)

	Chaves Lake Apartment Project,
	Series 2000 A, AMT,

	7.500% 07/01/40	500,000	500,895

FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,

	7.450% 07/01/40	500,000	502,440

MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,

	9.250% 06/01/22	970,000	990,574

MN White Bear Lake
	Birch Lake Townhome Project,
	Series 1989 A, AMT,

	10.250% 07/15/19	1,770,000	1,776,690
	Series 1989 B, AMT,

	(a) 07/15/19	624,000	280,120

NC Medical Care Community
	ARC Projects,
	Series 2004 A,

	5.800% 10/01/34	400,000	403,376
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,

	8.500% 12/01/16	455,481	446,244

TN Franklin Industrial Developmnet Board
	Landings Apartment Project,
	Series 1996 B,

	8.750% 04/01/27	690,000	704,683

TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001 C,

	10.000% 10/01/31(c)	685,000	23,975

TX El Paso County Housing Finance Corp.
	American Village Communities,
	Series 2000 C,

	8.000% 12/01/32	300,000	309,003
	Series 2000 D,

	10.000% 12/01/32	300,000	310,659

VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,

	10.000% 01/01/21	1,000,000	829,410

	Multi-Family Total		8,474,421
Single Family – 0.0%

KY Kentucky County Single Family Mortgage Revenue
	Series 1987 A, AMT,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

HOUSING – (continued)

Single Family – (continued)
	Insured: MBIA

	9.000% 09/01/16	15,000	15,048

	Single Family Total		15,048

	HOUSING TOTAL		15,812,933
INDUSTRIALS – 8.3%

Food Products – 2.4%

GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,

	5.950% 02/01/32	1,000,000	1,066,610

IN Hammond
	American Maize Products Co.,
	Series 1994, AMT,

	8.000% 12/01/24	260,000	266,105

LA Port of New Orleans Industrial Development,
	Continental Grain Co.,
	Series 1993,

	7.500% 07/01/13	1,000,000	1,011,260

LA Southern Louisiana Port Commission
	Cargill, Inc., Project,
	Series 1997,

	5.850% 04/01/17	500,000	525,255

MI Strategic Fund
	Michigan Sugar Co., Sebewaing Project,
	Series 1998 A,

	6.250% 11/01/15	1,000,000	1,001,170

	Food Products Total		3,870,400

Forest Products & Paper – 2.6%

AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,

	6.375% 12/01/24	400,000	434,300

AL Courtland Industrial Development Board
	Champion International Corp.,
	Series 1999, AMT,

	6.000% 08/01/29	1,000,000	1,032,780

AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,

	6.350% 05/15/35	400,000	429,328

GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,

	7.500% 01/01/26	800,000	817,360

MI Delta County Economic Development Corp.
	Mead Westvaco-Escanaba,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

INDUSTRIALS – (continued)

Forest Products & Paper – (continued)
	Series 2002 B, AMT,

	6.450% 04/15/23	300,000	335,985

MS Lowndes County Solid Waste
	Weyerhaeuser Co. Project,
	Series 1992 B,

	6.700% 04/01/22	595,000	712,965

VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,

	5.600% 12/01/25	400,000	399,148

	Forest Products & Paper Total		4,161,866

Manufacturing – 1.0%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,

	6.500% 12/15/17	785,000	796,908

TX Trinity River Authority
	Texas Instruments Project,
	Series 1996, AMT,

	6.200% 03/01/20	750,000	777,765

	Manufacturing Total		1,574,673

Metals & Mining – 0.3%

NV State Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,

	8.000% 09/01/14(h)	222,097	228,313

VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,

	7.000% 04/01/14	375,000	364,241

	Metals & Mining Total		592,554

Oil & Gas – 2.0%

NJ Middlesex County Pollution Control Authority
	Amerada Hess,
	Series 2004,

	6.050% 09/15/34	115,000	121,807

TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,

	8.000% 04/01/28	375,000	423,930

VI Government Refinery Facilities
	Hovensa Coker Project,
	Series 2002, AMT,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

INDUSTRIALS – (continued)

Oil & Gas – (continued)

	6.500% 07/01/21	250,000	273,635

VI Public Finance Authority
	Hovensa Refinery,
	Series 2003, AMT,

	6.125% 07/01/22	425,000	456,284
	Series 2004, AMT,

	5.875% 07/01/22	400,000	424,824

WA Pierce County Economic Development Corp.
	Occidental Petroleum Co.,
	Series 1993, AMT,

	5.800% 09/01/29	1,500,000	1,502,385

	Oil & Gas Total		3,202,865

	INDUSTRIALS TOTAL		13,402,358

OTHER – 12.1%

Other – 0.5%

NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,

	(a) 06/01/08	1,000,000	861,180

	Other Total		861,180

Pool/Bond Bank – 0.4%

MI Municipal Bond Authority
	Local Government Loan Project,
	Series 2001 A,
	Insured: AMBAC

	5.375% 11/01/17	550,000	610,610

	Pool/bond Bank Total		610,610

Refunded/escrowed(g) – 8.9%

CO Public Highway Authority
	Arapahoe Authority, E-470,
	Pre-refunded 09/01/12,
	Series 2000 B,

	(a) 09/01/35	8,750,000	1,102,850

CT Development Authority
	Sewer Sludge Disposal Facilities,
	Pre-refunded Escrowed to Maturity,
	Series 1996, AMT,

	8.250% 12/01/06	410,000	439,106

GA Forsyth County Hospital Authority
	Georgia Baptist Healthcare System,
	Pre-refunded Escrowed to Maturity,
	Series 1998,

	6.000% 10/01/08	620,000	658,142

ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Pre-refunded Escrowed to Maturity,
	Series 1992,

	6.650% 02/15/21	2,750,000	3,567,052

IL Health Facilities Authority

		Par ($)	Value ($)*

Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(g) – (continued)

	Swedish American Hospital,
	Pre-refunded 05/15/11,
	Series 2000,

	6.875% 11/15/30	500,000	592,225

IL Metropolitan Pier & Exposition Authority
	Mccormick Place Expansion Project,
	Series 2002 A,
	Insured: FGIC

	(a) 06/15/14	3,990,000	2,708,611

IL University of Illinois
	Pre-refunded Escrowed to Maturity,
	Series 2001 A,
	Insured: AMBAC

	5.500% 08/15/17	600,000	675,336

NC Lincoln County
	Lincoln County Hospital,
	Pre-refunded Escrowed to Maturity,
	Series 1991,

	9.000% 05/01/07	200,000	213,798

PA Delaware County Authority
	Mercy Health Corp.,
	Southeastern Pennsylvania Obligated,
	Pre-refunded 12/15/08,
	Series 1996,

	6.000% 12/15/16	1,400,000	1,501,472

	6.000% 12/15/26	500,000	533,955

PR Commonwealth of Puerto Rico Public Finance Corp.
	Pre-refunded Escrowed to Maturity,
	Series 2002 E,

	6.000% 08/01/26	80,000	97,386

TN Shelby County, Health, Education & Housing Facilities Board
	Open Arms Development Center,
	Pre-refunded 08/01/07,
	Series 1992 A,

	9.750% 08/01/19	450,000	533,722
	Series 1992 C,

	9.750% 08/01/19	455,000	539,653

TX Board of Regents
	University of Texas,
	Pre-refunded Escrowed to Maturity,
	Series 2001 B,

	5.375% 08/15/18	350,000	391,206

WV Hospital Finance Authority
	Charleston Area Medical Center,
	Pre-refunded 09/01/10,
	Series 2000 A,
	Pre-refunded 09/01/10,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed(g) – (continued)
	6.750% 09/01/30	605,000	717,754

	Refunded/Escrowed Total		14,272,268

Tobacco – 2.3%

CA Golden State Tobacco Securitization Authority
	Series 2003 A-1,

	6.250% 06/01/33	1,600,000	1,630,368
	Series 2003 B,

	5.500% 06/01/43	500,000	533,780

NJ Tobacco Settlement Financing Corp.
	Series 2003,

	6.750% 06/01/39	1,000,000	1,046,840

WA Tobacco Settlement Authority
	Series 2002,

	6.625% 06/01/32	500,000	515,465

	Tobacco Total		3,726,453

	OTHER TOTAL		19,470,511

OTHER REVENUE – 5.5%

Hotels – 1.3%

PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,

	6.500% 10/01/27	2,000,000	2,076,560

	Hotels Total		2,076,560

Recreation – 2.5%

CA Agua Caliente
	Band of Cahuilla Indians Revenue,
	Series 2003,

	5.600% 07/01/13	775,000	786,276

CA Cabazon Band Mission Indian
	Series 2004,

	8.375% 10/01/15(h)	220,000	221,727

	8.750% 10/01/19(h)	780,000	787,597

CT Gaming Authority
	Mohegan Tribe,
	Series 2001,

	6.250% 01/01/31(h)	200,000	212,652

CT Mashantucket Western Pequot Revenue
	Series 1999 B,

	(a) 09/01/18(h)	1,100,000	536,250

FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,

	10.000% 10/01/33(h)	900,000	1,025,721

NM Red River Sports Facility

		Par ($)	Value ($)*

Municipal Bonds – (continued)

OTHER REVENUE – (continued)

Recreation – (continued)
	Red River Ski Area Project,
	Series 1998,

	6.450% 06/01/07	515,000	520,815

	Recreation Total		4,091,038

Retail – 1.7%

LA Beauregard Parish
	Office Max Project,
	Series 2002,

	6.800% 02/01/27	1,000,000	1,075,860

NJ Economic Development Authority
	Glimcher Properties LP Project,
	Series1998, AMT,

	6.000% 11/01/28	1,000,000	984,960

OH Lake County
	North Madison Properties,
	Series 1993,

	8.819% 09/01/11	610,000	610,567

		Retail Total	2,671,387

	OTHER REVENUE TOTAL		8,838,985

RESOURCE RECOVERY – 2.2%

Disposal – 0.9%

CA Pollution Control Financing Authority
	Republic Services, Project,
	Series 2002 C, AMT,

	5.250% 06/01/23	500,000	524,655

MA Industrial Finance Agency
	Peabody Monofill Associates, Inc.,
	Series 1995,

	9.000% 09/01/05	220,000	222,664

UT Carbon County
	Laidlaw Environmental,
	Series 1995 A, AMT,

	7.500% 02/01/10	250,000	256,783
	Series 1997 A, AMT,

	7.450% 07/01/17	500,000	516,430

	Disposal Total		1,520,532
Resource Recovery – 1.3%

MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,

	5.500% 12/01/13	1,000,000	1,016,120

PA Delaware County Industrial Development Authority
	BFI Project,
	Series 1997 A,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

RESOURCE RECOVERY – (continued)

Resource Recovery – (continued)

	6.200% 07/01/19	1,000,000	1,046,740

	Resource Recovery Total		2,062,860

	RESOURCE RECOVERY TOTAL		3,583,392

TAX-BACKED – 25.6%

Local Appropriated – 1.0%

CA Compton Certificates of Participation
	Civic Center & Capital Improvements,
	Series 1997 A,

	5.500% 09/01/15	1,000,000	1,046,880

SC Dorchester County School District No. 2
	Installment Purchase Revenue,
	Series 2004,

	5.250% 12/01/29	500,000	519,305

	Local Appropriated Total		1,566,185

Local General Obligations – 10.3%

CA East Side Union High School District

	Series 2003 B,
	Insured: MBIA

	5.100% 02/01/20	750,000	836,647

CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA

	6.000% 02/01/18	1,245,000	1,498,557

CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA

	5.750% 07/01/16	600,000	705,744

CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA

	5.900% 08/01/25	1,000,000	1,192,090

LA New Orleans
	Series 1991,
	Insured: AMBAC

	(a) 09/01/15	4,000,000	2,550,920

NY New York City
	Series 1998 H,
	Insured: MBIA

	5.125% 08/01/25	5,000,000	5,294,250

TX Dallas County Flood Control
	District No. 1,
	Series 2002,

	7.250% 04/01/32	750,000	777,263

TX Irving Independent School District
	Series 1997 A,
	Insured: PSFG

	(a) 02/15/15	1,500,000	978,765

	(a) 02/15/16	1,000,000	617,810

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)

WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC

	(a) 12/01/18	4,000,000	2,139,520

	Local General Obligations Total		16,591,566
Special Non-Property Tax – 5.2%

CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA

	(a) 09/01/18	1,015,000	547,664

FL Northern Palm Beach County Improvement District
	Series 1999,
	Insured: MBIA

	5.900% 08/01/19	500,000	550,435

IL Metropolitan Pier & Exposition Authority
	Mccormick Place Expansion Project,:
	Series 1993 A,
	Insured: FGIC

	(a) 06/15/14	1,010,000	692,042
	Series 1994 A,
	Insured: MBIA

	(a) 06/15/15	3,000,000	1,927,050
	Series 1996 A,
	Insured: MBIA

	(a) 12/15/13	5,000,000	3,501,750

NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,

	5.500% 06/15/31	120,000	124,409

	5.750% 06/15/29	500,000	531,390

PR Commonwealth Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA

	5.500% 07/01/18	375,000	437,782

	Special Non-Property Tax Total		8,312,522
Special Property Tax – 7.6%

CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,

	6.450% 09/01/31	500,000	522,235

CA Lincoln Community Facilities District No. 2003-1
	Series 2004,

	5.550% 09/01/18	500,000	501,575

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)

CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,

	5.375% 06/01/33	1,125,000	1,133,471

CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,

	6.500% 08/15/21	1,000,000	1,155,920

CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1–B,
	Series 2003,

	5.750% 09/02/33	500,000	512,825

CA Redwood City Community Facilities District, No. 1
	Series 2003 B,

	6.000% 09/01/33	300,000	311,511

CA Temecula Valley Unified School District No. 02-1
	Series 2003,

	6.125% 09/01/33	355,000	367,276

CA Yorba Linda Redevelopment Agency
	Series 1998 A,
	Insured: MBIA

	(a) 09/01/24	1,325,000	499,856

FL Celebration Community Development District
	Series 2003 A,

	6.400% 05/01/34	750,000	785,610

FL Colonial Country Club Community Development
	Series 2003,

	6.400% 05/01/33	495,000	523,616

FL Double Branch Community Development District
	Series 2002 A,

	6.700% 05/01/34	500,000	540,940

FL Heritage Palms Community Development District
	Series 1999 A,

	6.250% 11/01/07	250,000	250,773

FL Islands at Doral Southwest Community Development District
	Series 2003,

	6.375% 05/01/35	250,000	263,823

FL Lexington Oaks Community Development District
	Series 1998 A,

	6.125% 05/01/19	685,000	696,898

FL Orlando
	Conroy Road Interchange Project,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)
	Series 1998 A,

	5.500% 05/01/10	125,000	128,925

	5.800% 05/01/26	300,000	306,192
FL Seven Oaks Community Development District
	Series 2004 B,

	5.000% 05/01/09	1,000,000	999,670

FL Stoneybrook Community Development District
	Series 1998 A,

	6.100% 05/01/19	245,000	249,332
	Series 1998 B,

	5.700% 05/01/08	25,000	25,358

FL Westchester Community Development District No. 1
	Series 2003,

	6.125% 05/01/35	275,000	284,124

IL Chicago Tax Increment
	Pilsen Redevelopment,
	Series 2004 B,

	6.750% 06/01/22	310,000	321,405

IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,

	6.250% 03/01/34	250,000	262,145

MI Pontiac Finance Authority
	Development Area No. 3,
	Series 2002,

	6.375% 06/01/31	450,000	461,439

MI Taylor Tax Increment Finance Authority
	Series 2001,
	Insured: FSA

	5.375% 05/01/17	1,000,000	1,103,090

	Special Property Tax Total		12,208,009
State Appropriated – 1.3%

MI Building Authority

	Series 2001 I,

	5.000% 10/15/24	1,000,000	1,049,970

PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,

	6.000% 08/01/26	820,000	980,359

	State Appropriated Total		2,030,329
State General Obligations – 0.2%

CA State
	Series 2003,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TAX-BACKED – (continued)

State General Obligations – (continued)

	5.250% 02/01/23	380,000	419,250

	State General Obligations Total		419,250

	TAX-BACKED TOTAL		41,127,861

TRANSPORTATION – 13.6%

Air Transportation – 3.8%

CA Los Angeles Regional Airport Improvement
	Laxfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC

	5.250% 01/01/23	500,000	516,785

FL Capital Trust Agency
	Air Cargo - Orlando Project,
	Series 2003, AMT,

	6.750% 01/01/32	350,000	346,507

IN Indianapolis Airport Authority Revenue
	Fed Ex Corp.,
	Series 2004, AMT,

	5.100% 01/15/17	500,000	527,350

KY Kenton County Airport Board
	Delta Airlines, Inc.,
	Series 1992 A, AMT,

	7.500% 02/01/20	500,000	450,635

MN Minneapolis & St. Paul Metropolitan Airport Commission
	Northwest Airlines, Corp.,
	Series 2001 B, AMT,

	6.500% 04/01/25	250,000	253,363
	Series 2001 A, AMT,

	7.000% 04/01/25	800,000	738,856
	Series 2005, AMT,

	7.375% 04/01/25	250,000	240,130

NC Charlotte Douglas International Airport
	US Airways, Inc.,
	Series 1998, AMT,

	5.600% 07/01/27(f)	250,000	148,995
	Series 2000, AMT,

	7.750% 02/01/28(f)	500,000	351,630

NJ Economic Development Authority
	Continental Airlines, Inc. Project,
	Series 2003, AMT,

	9.000% 06/01/33	1,250,000	1,265,750

NY New York City Industrial Development
	JFK International Airport Project,
	American Airlines, Inc.,
	Series 2002 B, AMT,

	8.500% 08/01/28	500,000	401,970

PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Air Transportation – (continued)
	5.250% 01/01/09	250,000	245,570

TX Houston Industrial Development Corp.
	Air Cargo, Perot Development,
	Series 2002, AMT,

	6.000% 03/01/23	541,150	560,090

	Air Transportation Total		6,047,631
Airports – 2.0%

GA Augusta Airport
	Series 2005 B,

	5.350% 01/01/28	215,000	214,983

TX Dallas Fort Worth International Airport
	Series 2004 B, AMT,
	Insured: FSA

	5.000% 11/01/25	3,000,000	3,069,120

		Airports Total	3,284,103

Toll Facilities – 2.9%

CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA

	(a) 01/15/15	3,000,000	1,968,330

CO Northwest Parkway Public Highway Authority
	Series 2001 D,

	7.125% 06/15/41	1,000,000	1,083,870

CO Public Highway Authority
	Arapahoe Authority, E-470,
	Series 2000 B,
	Insured: MBIA

	(a) 09/01/18	3,000,000	1,616,580

	Toll Facilities Total		4,668,780

Transportation – 4.9%

NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,

	7.375% 01/01/40	750,000	767,610

NY Port Authority of New York & New Jersey
	Series 2004, AMT,
	Insured: FSA

	5.125% 07/15/30	6,790,000	7,128,549

	Transportation Total		7,896,159

	TRANSPORTATION TOTAL		21,896,673

UTILITIES – 23.0%

Independent Power Producers – 4.2%

MI Midland County Economic Development Corp.

		Par ($)	Value ($)*

Municipal Bonds – (continued)

UTILITIES – (continued)

Independent Power Producers – (continued)
	Series 2000, AMT,

	6.875% 07/23/09	1,000,000	1,036,850

NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,

	6.750% 10/01/11	2,000,000	2,126,820

NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,

	5.500% 01/01/23	550,000	536,365

PA Carbon City Industrial Development
	Panther Creek Partners Project,
	Series 2000, AMT,

	6.650% 05/01/10	140,000	151,386

PA Economic Development Financing Authority
	Colver Project,
	Series 1994 D, AMT,

	7.150% 12/01/18	1,500,000	1,536,060

PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,

	6.625% 06/01/26	320,000	345,882

VA Pittsylvania County Industrial Development Authority
	Multi-trade of Pittsylvania,
	Series 1994 A, AMT,

	7.450% 01/01/09	900,000	932,094

	Independent Power Producers Total		6,665,457

Investor Owned – 7.2%

AZ Maricopa County Pollution Control
	El Paso Electric Co.,
	Series 2002 A,

	6.250% 05/01/37	500,000	507,355

AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,

	6.100% 09/01/25	750,000	750,788

CA Chula Vista Industrial Development
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,

	5.500% 12/01/21	475,000	507,466

FL Polk County Industrial Development Authority
	Tampa Electric Co. Project,
	Series 1996, AMT,

	5.850% 12/01/30	800,000	818,592

		Par ($)	Value ($)*

Municipal Bonds – (continued)

UTILITIES – (continued)

Investor Owned – (continued)

IL Bryant Pollution Control
	Central Illinois Light Co.,
	Series 1993,

	5.900% 08/01/23	1,000,000	1,021,450

IN Petersburg Pollution Control
	Indianapolis Power & Light Project,
	Series 1995,

	6.625% 12/01/24	750,000	767,535

LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,

	5.450% 07/01/10	500,000	509,365

LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,

	6.600% 09/01/28	500,000	508,355

MS Business Finance Corp.
	Systems Energy Resources Project,
	Series 1998,

	5.875% 04/01/22	1,500,000	1,507,140

MT Forsyth Pollution Control
	Portland General,
	Series 1998 A,

	5.200% 05/01/33	225,000	237,614

NV Clark County Industrial Development
	Nevada Power Co.,
	Series 1997 A, AMT,

	5.900% 11/01/32	1,500,000	1,467,060

OH Air Quality Development Authority
	Cleveland Electric,
	Series 2002 A,

	6.000% 12/01/13	650,000	689,780

PA Economic Development Financing Authority
	Exempt Facilities Revenue,
	Reliant Energy Seward,
	Series 2001 A, AMT,

	6.750% 12/01/36	400,000	427,296

TX Brazos River Authority Pollution Control Revenue
	TXU Electric Co.,:
	Series 2001 C, AMT,

	5.750% 05/01/36	220,000	236,911
	Series 2003 C, AMT,

	6.750% 10/01/38	555,000	605,444

WY Campbell County Pollution Control
	Black Hills Power, Inc.,
	Series 2004,

		Par ($)	Value ($)*

Municipal Bonds – (continued)

UTILITIES – (continued)

Investor Owned – (continued)
	5.350% 10/01/24	1,000,000	1,019,700

	Investor Owned Total		11,581,851
Joint Power Authority – 0.3%

NC Eastern Municipal Power Agency
	Series 2003 F,

	5.500% 01/01/16	430,000	462,534

	Joint Power Authority Total		462,534

Municipal Electric – 7.0%

CA Department of Water Resources
	Power Supply Revenue Bonds,
	Series 2002 A,
	Insured: AMBAC

	5.500% 05/01/14	2,000,000	2,267,820

TX Austin Utilities System
	Series 1994,:
	Insured: FGIC

	(a) 05/15/17	6,600,000	3,818,892

	(a) 05/15/18	5,000,000	2,745,000

WA Seattle Light & Power
	Series 2001,
	Insured: FSA

	5.500% 03/01/17	2,250,000	2,482,582

	Municipal Electric Total		11,314,294

Water & Sewer – 4.3%

MA Water Resources Authority
	Series 1997 D,
	Insured: MBIA

	5.000% 08/01/24(i)	4,000,000	4,198,640

MS V Lakes Utility District
	Series 1994,

	8.250% 07/15/24	500,000	499,420

TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC

	(a) 12/01/12	3,000,000	2,221,500

	Water & Sewer Total		6,919,560

	TOTAL UTILITIES		36,943,696

	Total Municipal Bonds (cost of $240,118,580)		243,102,801

Municipal Preferred Stocks – 2.0%

HOUSING – 2.0%

Multi-Family – 2.0%

Charter Mac Equity Issue Trust
	AMT,

	7.600% 11/30/10(h)	500,000	576,020

		Shares	Value ($)*

Municipal Preferred Stocks – (continued)

HOUSING – (continued)

Multi-Family – (continued)

	Series A-4, AMT,

	6.000% 04/30/19(h)	1,000,000	1,074,620

GMAC Municipal Mortgage Trust
	5.600% 10/31/39(h)	500,000	501,485

Munimae Trust
	5.800% 06/30/49(h)	1,000,000	1,002,920

	Total Municipal Preferred Stocks (cost of $3,000,000)		3,155,045

Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	1	1

	Investment Company Total (cost of $1)		1

Short-Term Obligations – 1.3%

VARIABLE RATE DEMAND NOTES(j) – 1.3%

FL Alachua Health Facilities Authority
	Continuing Care,
	Oak Hammock University Project,
	Series 2002 A,
	LOC: BNP Paribas

	1.800% 10/01/32	200,000	200,000

IA Finance Authority
	Private College Revenue,
	Drake University Project,
	Series 2003,

	1.800% 07/01/24	100,000	100,000
IL Healthcare Facilities Authority Revenue
	OSF Healthcare System,
	Series 2002 A,

	1.800% 11/15/27	200,000	200,000

IN Development Financing Authority Revenue
	Cathedral High Trustees, Inc.,
	Series 2001,

	1.850% 09/01/26	200,000	200,000

MN Mankato Revenue
	Bethany Lutheran College,
	Series 2000 B,

	1.850% 11/01/15	400,000	400,000

MO Development Financing Board
	Missouri Associates Municipal Utilities Lease,
	Series 2003,

		Par ($)	Value ($)*

Short-Term Obligations – (continued)

VARIABLE RATE DEMAND NOTES(j) – (continued)

	1.800% 06/01/33	385,000	385,000

MO Health & Educational Facilities Authority
Washington University,
Series 1996 D,

1.850% 09/01/30	200,000	200,000

WY Uinta County Pollution Control
Chevron U.S.A., Inc., Project,
Series 1993,

1.800% 08/15/20	500,000	500,000

VARIABLE RATE DEMAND NOTES TOTAL	2,185,000

Total Short-Term Obligations (cost of $2,185,000)	2,185,000

Total Investments – 154.6% (cost of $245,303,581)(k)(l)	248,442,847

Auction Preferred Shares plus cumulative unpaid distributions – (56.0)%	(90,013,281)

Other Assets & Liabilities, Net – 1.4%	2,268,512

Net Assets Applicable to Common Shareholders – 100.0%	160,698,078

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted securities and investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Zero coupon Bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2005, the value of these securities amounted $1,946,634, which represents 1.2% of net assets.

Additional information on these securities is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Community Development Authority:

Crossroads School for Art & Sciences, Series 1998:

6.00% 08/01/28	08/21/98	$410,000

6.00% 08/01/28	08/31/98	700,000

Eskaton Village – Grass Valley, Series 2000,

8.250% 11/15/31	09/08/00	750,000
$1,860,000

(c)	The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $2,377,217, which represents 1.5% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of this security amounted to $181,717, which represents 0.11% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. As of February 28, 2005, the value of these securities amounted to $500,625, which represents 0.3% of net assets.

(g)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933 and may resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $6,167,305, which represents 3.8% of net assets.

(i)	A portion of the security with a market value of $2,270,415 is pledged as collateral for open futures contracts.

(j)

Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rate as of February 28, 2005.

(k)	Cost for federal income tax purposes is $245,165,139.

(l)	Unrealized appreciation and depreciation at February 28, 2005, based on cost of investmentsfor federal income tax purposes was:

	Unrealized		Unrealized		Net Unrealized
	Appreciation		Depreciation		Appreciation

	$15,750,586			$(12,472,878)	$3,277,708

At February 28, 2005, the Fund held the following open short futures contracts:

	Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)
	U.S. Treasury Bond	168	$18,873,750	$18,843,952	Jun-2005	$(29,798)
	U.S. Treasury Note	245	27,164,375	27,086,262	Mar-2005	(78,113)
$(107,911)

	Acronym		Name
	AMBAC		Ambac Assurance Corp.
	AMT		Alternative Minimum Tax
	FGIC		Financial Guaranty Insurance Co.
	FHA		Federal Housing Administration
	FSA		Financial Security Assurance, Inc.
	GNMA		Government National Mortgage Association
	LOC		Letter of Credit
	MBIA		MBIA Insurance Corp.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Municipal Income Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005